Note 6 - Supplemental Balance Sheet and Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31, 2022	December 31, 2021
Costs of construction	$5,621	$3,450
Employee compensation and benefits	1,689	2,497
Interest	1,735	2,063
Transaction costs	1,805	2,048
Other	1,221	901
	$12,071	$10,959

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Three months ended
	March 31, 2022	March 31, 2021
Accrued costs of construction, including interest	$6,256	$145
Accrued long-lived assets	-	55
Accrued equity issuance costs	1,805	50
Debt issuance costs and premium amortized to cost of construction	77	374
Net gain on extinguishment of related party notes	-	5,371
Settlement of related party note payable by issuing equity	-	1,250
	Three months ended
	March 31, 2022	March 31, 2021
Right-of-use assets obtained in exchange for operating lease liabilities	$-	$19,639
	Three months ended
	March 31, 2022	March 31, 2021
Interest paid	$2,063	$259
	Three months ended
	March 31, 2022	March 31, 2021
Cash, beginning of year	$6,805	$-
Restricted cash, beginning of year	197,130	72
Cash and restricted cash, beginning of year	$203,935	$72

Cash, end of period	$48,610	$18,428
Restricted cash, end of period	18,036	4,962
Cash and restricted cash, end of period	$66,646	$23,390